UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2001

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA              May 4, 2001
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          44

Form 13F Information Table Value Total:    $5983197
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airgas, Inc.                   COM              009363102    38813  4925500 SH       SOLE                  4827400             98100
American Express Company       COM              025816109   189451  4587200 SH       SOLE                  4415600            171600
Apartment Investment & Managem COM              03748R101   127954  2878600 SH       SOLE                  2757100            121500
Archstone Communities Trust    COM              039581103   168143  6835100 SH       SOLE                  6580600            254500
Bear Stearns Companies, Inc.   COM              073902108     1498    32754 SH       SOLE                    32754
Crane Co.                      COM              224399105      917    35200 SH       SOLE                    35200
De Beers Consolidated Mines, L COM              240253302     1999    52000 SH       SOLE                    52000
Electronic Data Systems Corpor COM              285661104     1955    35000 SH       SOLE                    35000
Equity Office Properties Trust COM              294741103   185716  6632700 SH       SOLE                  6398800            233900
Equity Residential Properties  COM              29476L107   292055  5613200 SH       SOLE                  5442600            170600
Fannie Mae                     COM              313586109   331622  4166102 SH       SOLE                  4049302            116800
Fortune Brands Inc.            COM              349631101    97376  2830700 SH       SOLE                  2736900             93800
Freddie Mac                    COM              313400301   650843 10039225 SH       SOLE                  9721625            317600
General Growth Properties, Inc COM              370021107    31424   899100 SH       SOLE                   881300             17800
Gillette Co.                   COM              375766102      440    14102 SH       SOLE                    14102
GlaxoSmithKline                COM              37733w105     2381    45520 SH       SOLE                    45520
Golden West Financial Corporat COM              381317106   126243  1945200 SH       SOLE                  1858000             87200
Great Lakes Chemical Corporati COM              390568103    46503  1512800 SH       SOLE                  1453600             59200
H & R Block, Inc.              COM              093671105   149664  2989700 SH       SOLE                  2867800            121900
International Game Technology  COM              459902102     3293    65400 SH       SOLE                    65400
Johnson & Johnson              COM              478160104     1592    18200 SH       SOLE                    18200
Litton Industries, Inc.        COM              538021106    20002   249000 SH       SOLE                   236200             12800
Lockheed Martin Corporation    COM              539830109   225882  6336100 SH       SOLE                  6086800            249300
Mack-Cali Realty Corporation   COM              554489104    94160  3487400 SH       SOLE                  3382500            104900
Manpower Inc.                  COM              56418H100   216046  7501600 SH       SOLE                  7263900            237700
Mattel, Inc.                   COM              577081102      676    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101   354968 13369800 SH       SOLE                 12916200            453600
Newell Rubbermaid Inc.         COM              651229106   280089 10569400 SH       SOLE                 10191900            377500
Nike, Inc.  Class B            COM              654106103      815    20100 SH       SOLE                    20100
Office Depot Inc.              COM              676220106   114517 13087600 SH       SOLE                 12698800            388800
Old Republic International Cor COM              680223104    96075  3382928 SH       SOLE                  3245773            137155
PepsiCo, Inc.                  COM              713448108     3621    82400 SH       SOLE                    82400
Philip Morris Companies Inc.   COM              718154107   634731 13376840 SH       SOLE                 12952940            423900
Pitney Bowes Inc.              COM              724479100   151169  4350200 SH       SOLE                  4167500            182700
R.R. Donnelley & Sons Company  COM              257867101   188207  7178000 SH       SOLE                  6965100            212900
Sara Lee Corporation           COM              803111103   261988 12140300 SH       SOLE                 11717400            422900
Security Capital Group Inc./Cl COM              81413P105    19594    18886 SH       SOLE                    18412               474
Security Capital Group Inc./Cl COM              81413P204    96022  4627550 SH       SOLE                  4493300            134250
Staples, Inc.                  COM              855030102   275083 18493000 SH       SOLE                 17989500            503500
Target Corporation             COM              87612e106   176426  4889850 SH       SOLE                  4699350            190500
Tenet Healthcare Corporation   COM              88033g100     3960    90000 SH       SOLE                    90000
Toys ''R'' Us Inc.             COM              892335100     1815    72300 SH       SOLE                    72300
Tyson Foods Inc. Class A       COM              902494103    77757  5772600 SH       SOLE                  5555500            217100
UST Inc.                       COM              902911106   239712  7977100 SH       SOLE                  7719600            257500